SIGNIFICANT ACCOUNTING POLICIES - Financial statements in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp's treasury shares and its related dividends (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Accounting Policies [Line Items]
Assets		S/ 187,876,691	S/ 177,263,201	S/ 170,472,000
Liabilities		161,130,381	152,997,125	148,219,000
Equity		26,746,310	24,266,076	22,253,703	S/ 20,116,511
Net income (loss)		S/ 4,352,331	S/ 4,071,305	S/ 4,181,648
Grupo Crdito S.A. and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[1],[2]	Holding, Peru
Percentage of interest (direct and indirect)	[1],[2]	100.00%	100.00%
Assets		S/ 165,072,249	S/ 156,578,928
Liabilities		142,514,228	136,996,483
Equity		22,558,021	19,582,445
Net income (loss)		S/ 3,638,334	S/ 2,544,847
Pacfico Compaa de Seguros y Reaseguros S.A.and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2],[3]	Insurance, Peru
Percentage of interest (direct and indirect)	[2],[3]	98.79%	98.79%
Assets		S/ 13,783,515	S/ 12,222,763
Liabilities		10,963,533	9,590,768
Equity		2,819,982	2,631,995
Net income (loss)		S/ 381,492	S/ 353,292
Banco de Credito del Peru and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Banking, Peru
Percentage of interest (direct and indirect)		97.71%	97.71%
Assets		S/ 152,426,848	S/ 144,768,951
Liabilities		133,456,760	127,683,654
Equity		18,970,088	17,085,297
Net income (loss)		S/ 3,641,935	S/ 3,391,015
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Banking, Bolivia
Percentage of interest (direct and indirect)		99.96%	99.96%
Assets		S/ 10,552,154	S/ 10,020,148
Liabilities		9,773,372	9,239,568
Equity		778,782	780,580
Net income (loss)		S/ 94,666	S/ 99,402
Atlantic Security Holding Corporation and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2],[4]	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[2],[4]	100.00%	100.00%
Assets		S/ 6,076,928	S/ 6,607,494
Liabilities		4,986,657	5,395,262
Equity		1,090,271	1,212,232
Net income (loss)		S/ 601,629	S/ 351,425
Credicorp Capital Ltd. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2]	Capital Markets and asset management, Bermuda
Percentage of interest (direct and indirect)	[2]	100.00%	100.00%
Assets		S/ 4,807,905	S/ 3,393,325
Liabilities		3,832,287	2,695,499
Equity		975,618	697,826
Net income (loss)		S/ 41,634	S/ 35,191
CCR Inc [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[2]	100.00%	100.00%
Assets		S/ 386,146	S/ 543,113
Liabilities		385,253	543,896
Equity		893	(783)
Net income (loss)		S/ 1,676	S/ 2,179
Prima AFP S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Private pension fund administrator, Peru
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 982,591	S/ 874,649
Liabilities		284,643	241,307
Equity		697,948	633,342
Net income (loss)		S/ 196,590	S/ 139,586
Krealo SpA and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Holding, Chile
Percentage of interest (direct and indirect)		100.00%
Assets		S/ 72,847
Liabilities		41,765
Equity		31,082
Net income (loss)		S/ (6,476)

[1]	BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS").Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2019, the assets, liabilities, equity and net income of Mibanco amount to approximately S/13,741.7 million, S/11,655.7 million, S/2,086.0 million and S/401.0 million, respectively (S/13,220.3 million, S/11,321.8 million, S/1,898.5 million, and S/462.1 million, respectively at December 31, 2018).
[2]	CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(iii). These loans are collateralized by transactions performed by BCP.
[3]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[4]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. Credicorp Capital Perú has the principal function of a holding company of shares, participations, and securities in general, provision of financial and corporate advisory services, and property investment. At December 31, 2019 and 2018, Credicorp Capital Peru holds as Subsidiaries, Credicorp Capital Sociedad Agente de Bolsa S.A., Credicorp Capital S.A. Sociedad Administradora de Fondos, Credicorp Capital Servicios Financieros S.A. and Credicorp Capital Sociedad Titulizadora S.A., member companies of the Investment Banking Group in Peru.